    As filed with the Securities and Exchange Commission on March 12, 1999

                          Registration No. 333-66477

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                 ------------

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [_] Pre-Effective Amendment No. __
                      [x] Post-Effective Amendment No. 1


                                  WM Trust II
              (Exact name of Registrant as Specified in Charter)


                         1201 Third Avenue, Suite 2210
                           Seattle, Washington 98101
                   (Address of Principal Executive Offices)
                                (206) 461-3800
                       (Area Code and Telephone Number)
                                 ------------


                                 John T. West
                         1201 Third Avenue, Suite 1400
                           Seattle, Washington 98101
                    (Name and Address of Agent for Service)


                                  Copies to:
                           Joseph B. Kittredge, Esq.
                                 Ropes & Gray
                            One International Place
                               Boston, MA 02110


                                 ------------

 It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).
                                 ------------

                                  WM TRUST II

                      SHORT TERM HIGH QUALITY BOND FUND,
                   CALIFORNIA MUNICIPAL FUND and GROWTH FUND

                                   FORM N-14

                                    PART C
                               OTHER INFORMATION

Item 16.  Exhibits

     (12) The following opinions of counsel as to tax matters and consent of counsel are filed herewith:

          (a) Opinion of counsel as to certain tax matters related to the merger of the Short-Term Bond Fund of The Griffin Funds, Inc. ("Griffin") into the Short Term High Quality Bond Fund.

          (b) Opinion of counsel as to certain tax matters related to the merger of Griffin's California Tax-Free Fund into the California Municipal Fund.

          (c) Opinion of counsel as to certain tax matters relating to the merger of Griffin's Growth Fund into the Growth Fund.

          (d)  Consent of counsel.

                                  SIGNATURES
                                  ----------

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Seattle and State of Washington on the 12/th/ day of March, 1999.

                                            WM TRUST II

                                            By:/s/ William G. Papesh
                                               -----------------------------
                                               William G. Papesh
                                               President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

         Signature                   Title(s)               Date
         ---------                   --------               ----

/s/ William G. Papesh                President and          March 12, 1999
-------------------------------      Trustee
William G. Papesh


/s/ Monte D. Calvin                  Vice President and     March  12, 1999
-------------------------------      Treasurer
Monte D. Calvin

/s/ David E. Anderson*               Trustee                March  12, 1999
-------------------------------
David E. Anderson

/s/ Wayne L. Attwood*                Trustee                March  12, 1999
-------------------------------
Wayne L. Attwood, M.D.

/s/ Arthur H. Bernstein, Esq.*       Trustee                March  12, 1999
-------------------------------
Arthur H. Bernstein

/s/ Kristianne Blake*                Trustee                March  12, 1999
-------------------------------
Kristianne Blake

/s/ Edmond R. Davis*                 Trustee                March  12, 1999
-------------------------------
Edmond R. Davis

                                     Trustee                March  12, 1999
-------------------------------
John W. English

/s/ Anne V. Farrell*                 Trustee                March  12, 1999
-------------------------------
Anne V. Farrell

/s/ Michael K. Murphy*               Trustee                March  12, 1999
-------------------------------
Michael K. Murphy


/s/ Daniel L. Pavelich*              Trustee                March  12, 1999
-------------------------------
Daniel L. Pavelich


/s/ Alfred E. Osborne, Jr. Ph.D.*    Trustee                March  12, 1999
--------------------------------
Alfred E. Osborne, Jr. Ph.D.


                                     Trustee                March  12, 1999
-------------------------------
Jay Rockey


/s/ Richard C. Yancey*               Trustee                March  12, 1999
-------------------------------
Richard C. Yancey


*By: /s/ Monte D. Calvin
    ---------------------------------
    Monte D. Calvin
    Attorney-in-Fact, pursuant to the
    Power of Attorney filed previously.

                                 Exhibit Index
                                 -------------

Exhibit
No.       Exhibit Name
------    ------------

12(a) Opinion of counsel as to certain tax matters related to the merger of Griffin's Short-Term Bond Fund into the Short Term High Quality Bond Fund.

12(b) Opinion of counsel as to certain tax matters related to the merger of Griffin's California Tax-Free Fund into the California Municipal Fund.

12(c) Opinion of counsel as to certain tax matters relating to the merger of Griffin's Growth Fund into the Growth Fund.

12(d)     Consent of counsel.